Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Entity Central Index Key	0001375877
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-33107
Entity Registrant Name	CANADIAN SOLAR INC.
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	545 Speedvale Avenue West
Entity Address, City or Town	Guelph, Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	N1K 1E6
Title of 12(b) Security	Common shares with no par value
Trading Symbol	CSIQ
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	66,158,741
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Location	Shanghai, China
Auditor Firm ID	1113
Business Contact
Document Information [Line Items]
Contact Personnel Name	Huifeng Chang
Entity Address, Address Line One	545 Speedvale Avenue West
Entity Address, City or Town	Guelph, Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	N1K 1E6
City Area Code	1 519
Local Phone Number	837 1881